Short-term Loan (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Short-term Loan
Short-term loan	$ 161,142	975,504
Short-term loan, fixed interest rate (as a percent)	1.25%	1.25%
Short-term loan, maturity term	12 months	12 months